Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based payments
Assumptions of Options Granted

	June 30, 2021	June 30, 2020

Fair value at grant date	$6.78	$1.81
Share price at grant date	$8.48	$2.50
Exercise price	$8.48	$2.50
Expected volatility	95%	91%
Expected life	5.86	5.90
Expected dividends	0.00	0.00
Risk-free interest rate	1.12%	1.30%